Securities (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Fair Value Measurement
Remaining Term to Maturity of Securities
The following table shows the remaining terms to maturity of securities:

(Canadian $ in millions, except as noted)	Term to maturity						2025	2024
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	No specific maturity	Total	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$1,170	$2,342	$1,003	$3,481	$4,315	$–	$12,311	$10,036
Canadian provincial and municipal governments	715	316	1,494	2,007	4,503	–	9,035	7,585
U.S. federal government	4,123	9,180	3,237	6,135	8,227	–	30,902	24,248
U.S. states, municipalities and agencies	–	34	214	429	467	–	1,144	565
Other governments	592	1,177	1,348	740	269	–	4,126	3,849
NHA MBS, U.S. agency MBS and CMO (1)	1,103	176	467	928	53,776	–	56,450	40,995
Corporate debt	1,377	3,030	2,259	2,365	2,583	–	11,614	10,172
Trading loans	1	976	1,641	1,950	–	–	4,568	5,493
Corporate equity	–	–	–	–	–	62,153	62,153	65,983
Total trading securities	9,081	17,231	11,663	18,035	74,140	62,153	192,303	168,926
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	876	7	146	342	248	–	1,619	403
Canadian provincial and municipal governments	1	6	19	116	1,436	–	1,578	1,578
U.S. federal government	4	–	–	–	1,491	–	1,495	1,527
Other governments	–	–	–	–	–	–	–	25
NHA MBS, U.S. agency MBS and CMO (1)	–	11	–	7	–	–	18	21
Corporate debt	227	273	246	1,133	7,029	–	8,908	8,780
Corporate equity	–	–	–	–	–	7,736	7,736	6,730
Total FVTPL securities	1,108	297	411	1,598	10,204	7,736	21,354	19,064
FVOCI Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	15,795	15,202	10,077	3,820	–	–	44,894	33,892
Fair value	15,819	15,287	10,271	3,958	–	–	45,335	34,177
Yield (%)	2.29	2.48	2.78	3.08	–	–	2.53	3.33
Canadian provincial and municipal governments
Amortized cost	470	1,041	2,925	1,072	17	–	5,525	5,939
Fair value	470	1,061	2,986	1,112	15	–	5,644	5,996
Yield (%)	2.52	3.05	3.32	3.47	4.07	–	3.23	3.61
U.S. federal government
Amortized cost	844	3,769	9,270	6,358	274	–	20,515	17,033
Fair value	845	3,797	9,434	6,458	275	–	20,809	16,965
Yield (%)	3.61	3.88	3.75	3.92	4.64	–	3.83	4.06
U.S. states, municipalities and agencies
Amortized cost	399	538	732	3,408	545	–	5,622	5,125
Fair value	398	534	733	3,423	546	–	5,634	5,068
Yield (%)	2.89	2.87	3.06	3.02	4.77	–	3.17	4.04
Other governments
Amortized cost	1,521	1,607	911	–	–	–	4,039	5,643
Fair value	1,521	1,624	920	–	–	–	4,065	5,656
Yield (%)	2.28	3.49	3.66	–	–	–	3.07	3.15
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	112	1,451	10,628	3,783	10,972	–	26,946	21,570
Fair value	111	1,457	10,776	3,834	10,837	–	27,015	21,293
Yield (%)	2.46	3.46	4.19	3.90	4.02	–	4.03	3.92
Corporate debt
Amortized cost	1,663	523	550	1,686	69	–	4,491	4,391
Fair value	1,664	530	557	1,699	65	–	4,515	4,370
Yield (%)	4.48	2.69	3.35	4.79	5.02	–	4.26	2.67
Corporate equity
Cost	–	–	–	–	–	165	165	135
Fair value	–	–	–	–	–	192	192	177
Total cost or amortized cost	20,804	24,131	35,093	20,127	11,877	165	112,197	93,728
Total fair value	20,828	24,290	35,677	20,484	11,738	192	113,209	93,702
Yield (%)	2.54	2.86	3.55	3.65	4.07	–	3.28	3.61
Amortized Cost Securities (2)
Issued or guaranteed by:
Canadian federal government
Amortized cost	538	376	–	35	–	–	949	2,465
Fair value	532	376	–	35	–	–	943	2,403
Yield (%)	3.43	2.74	–	3.12	–	–	3.15	1.81
Canadian provincial and municipal governments
Amortized cost	720	1,099	1,495	2,868	–	–	6,182	4,488
Fair value	719	1,106	1,506	2,889	–	–	6,220	4,216
Yield (%)	2.84	2.50	2.86	3.45	–	–	3.07	2.38
U.S. federal government
Amortized cost	773	17,536	12,377	8,992	3,790	–	43,468	55,421
Fair value	765	17,037	11,601	7,980	3,049	–	40,432	51,319
Yield (%)	3.87	2.74	2.32	2.69	3.96	–	2.74	1.49
U.S. states, municipalities and agencies
Amortized cost	–	–	–	165	–	–	165	182
Fair value	–	–	–	167	–	–	167	180
Yield (%)	–	–	–	4.66	–	–	4.66	4.65
Other governments
Amortized cost	186	217	122	–	–	–	525	681
Fair value	186	217	120	–	–	–	523	675
Yield (%)	3.76	3.96	4.00	–	–	–	3.90	1.80
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	1,127	3,783	455	2,532	29,873	–	37,770	42,773
Fair value	1,119	3,670	425	2,317	27,307	–	34,838	38,619
Yield (%)	2.51	1.78	1.84	1.69	2.81	–	2.61	2.58
Corporate debt
Amortized cost	392	664	140	58	6,297	–	7,551	9,178
Fair value	387	660	141	57	6,080	–	7,325	9,049
Yield (%)	3.73	3.97	2.94	3.73	5.06	–	4.85	4.57
Total carrying value	3,736	23,675	14,589	14,650	39,960	–	96,610	115,188
Total fair value	3,708	23,066	13,793	13,445	36,436	–	90,448	106,461
Yield (%)	3.18	2.62	2.38	2.69	3.27	–	2.89	2.19
Total carrying value of securities	34,753	65,493	62,340	54,767	136,042	70,081	423,476	396,880
Total by Currency (Canadian $ equivalent)
Canadian dollar	23,158	24,896	16,194	15,622	18,796	27,159	125,825	111,370
U.S. dollar	10,390	39,787	45,617	38,820	116,911	41,434	292,959	278,558
Other currencies	1,205	810	529	325	335	1,488	4,692	6,952
Total securities	$34,753	$65,493	$62,340	$54,767	$136,042	$70,081	$423,476	$396,880

(1)
These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

(2)	The carrying values of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.

Unrealized gains and losses on securities at fair value through other comprehensive income
The following table summarizes unrealized gains and losses on FVOCI securities:

(Canadian $ in millions)				2025				2024
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	$44,894	$443	$(2)	$45,335	$33,892	$303	$(18)	$34,177
Canadian provincial and municipal governments	5,525	132	(13)	5,644	5,939	82	(25)	5,996
U.S. federal government	20,515	327	(33)	20,809	17,033	100	(168)	16,965
U.S. states, municipalities and agencies	5,622	77	(65)	5,634	5,125	24	(81)	5,068
Other governments	4,039	35	(9)	4,065	5,643	20	(7)	5,656
NHA MBS, U.S. agency MBS and CMO	26,946	291	(222)	27,015	21,570	58	(335)	21,293
Corporate debt	4,491	37	(13)	4,515	4,391	31	(52)	4,370
Corporate equity	165	27	–	192	135	42	–	177
Total	$112,197	$1,369	$(357)	$113,209	$93,728	$660	$(686)	$93,702

Summary of Interest, Dividend and Fee Income
Interest, dividend and fee income has been included in our Consolidated Statement of Income as follows. Related income for trading securities is included under trading-related revenue in Note 17.

(Canadian $ in millions)	2025	2024
FVTPL securities	$143	$161
FVOCI securities	4,427	3,874
Amortized cost securities	2,709	3,952
Total	$7,279	$7,987

Summary of Non Interest Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2025	2024
FVTPL securities	$201	$87
FVOCI securities – realized gains (1)	89	114
Impairment on FVOCI and amortized cost securities	(3)	(1)
Securities gains, other than trading	$287	$200

(1)	Gains are net of (losses) on hedge contracts.

Summary of Interest and Dividend Income and Gains on Securities
Interest and dividend income and gains on securities held in our Insurance business are recorded in non-interest
revenue, insurance investment results, in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2025	2024
Interest and dividend income	$546	$515
Gains from securities designated at FVTPL (1)	374	1,270
Realized gains from FVOCI securities	–	1
Total interest and dividend income and gains held in our Insurance business	$920	$1,786

(1)	Gains (losses) on these securities may be offset by certain (losses) gains from changes in insurance-related liabilities, as described above under Securities Designated at FVTPL.